Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders' Equity [Member]
Balance (Predecessor [Member]) at Mar. 31, 2015			$ (2,236)	$ (2,236)
Balance, shares (Predecessor [Member]) at Mar. 31, 2015
Issued shares of common stock | Predecessor [Member]	$ 1			1
Issued shares of common stock, shares | Predecessor [Member]	1
Stockholder contributions | Predecessor [Member]		31,200		31,200
Net income loss | Predecessor [Member]			17,998	17,998
Balance (Predecessor [Member]) at Mar. 31, 2016	$ 1	31,200	15,762	46,963
Balance, shares (Predecessor [Member]) at Mar. 31, 2016	1
Issued shares of common stock | Predecessor [Member]	$ 200,000			200,000
Issued shares of common stock | Successor [Member]	$ 3,000,000			3,000,000
Issued shares of common stock, shares | Predecessor [Member]	200,000
Issued shares of common stock, shares | Successor [Member]	300,000,000
Stockholder contributions | Predecessor [Member]		16,680
Cancellation of Predecessor equity | Successor [Member]	$ (200,001)	(47,880)	(67,920)	(315,801)
Cancellation of Predecessor equity, shares | Successor [Member]	(200,001)
Net income loss | Predecessor [Member]			52,158	52,158
Net income loss | Successor [Member]			(27,103)	(27,103)
Balance (Predecessor [Member]) at Jan. 11, 2017	200,001	47,880	67,920	315,801
Balance (Successor [Member]) at Jan. 11, 2017	$ 3,000,000		(27,103)	2,972,897
Balance, shares (Predecessor [Member]) at Jan. 11, 2017	200,001
Balance, shares (Successor [Member]) at Jan. 11, 2017	300,000,000
Issued shares of common stock | Successor [Member]	$ 1,000,000			1,000,000
Issued shares of common stock, shares | Successor [Member]	100,000,000
Net income loss | Successor [Member]			304,219	304,219
Balance (Successor [Member]) at Mar. 31, 2017	$ 4,000,000		277,116	4,277,116
Balance, shares (Successor [Member]) at Mar. 31, 2017	400,000,000
Issued shares of common stock | Successor [Member]	$ 2,236,000			2,236,000
Issued shares of common stock, shares | Successor [Member]	223,600,000
Net income loss | Successor [Member]			922,850	922,850
Balance (Successor [Member]) at Dec. 31, 2017	$ 6,236,000		$ 1,199,966	$ 7,435,966
Balance, shares (Successor [Member]) at Dec. 31, 2017	623,600,000